REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Six months Ended June 30,
	2023	2022 As restated
Campus Revenue
– Sale of goods	$1,102,187	$1,074,744
– Rendering of services	1,731,747	815,984
Campus sub-total	2,833,934	1,890,728
Education Revenue
– Digital	4,990,143	3,280,664
– In-Person	3,971,637	171,855
Education sub-total	8,961,780	3,452,519
Total Revenue	$11,795,714	$5,343,247

	Years Ended December 31,
	2022	2021 As restated
Campus Revenue
– Sale of goods	$2,527,590	$3,102,210
– Rendering of services	2,110,531	—
Campus sub-total	4,638,121	3,102,210
Education Revenue
– Digital	8,011,319	5,192,594
– In-Person	5,544,176	—
Education sub-total	13,555,495	5,192,594
Total Revenue	$18,193,616	$8,294,804